Income Taxes (Tables)	12 Months Ended
Sep. 30, 2016
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The following table summarizes the income of U.S. and foreign operations before taxes:

	2016	2015	2014
Income from Continuing Operations before Taxes
United States	$631.7	$507.5	$429.3
Foreign	775.9	606.3	370.9
Income from equity affiliates	147.0	152.3	148.9
Total	$1,554.6	$1,266.1	$949.1

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The following table shows the components of the provision for income taxes:

	2016	2015	2014
Current Tax Provision
Federal	$171.0	$117.0	$(5.7)
State	21.2	8.1	7.4
Foreign	178.6	165.7	132.0
	370.8	290.8	133.7
Deferred Tax Provision
Federal	45.0	1.5	92.6
State	2.8	17.8	(0.3)
Foreign	14.0	(9.9)	32.1
	61.8	9.4	124.4
Income Tax Provision	$432.6	$300.2	$258.1

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the differences between the United States federal statutory tax rate and the effective tax rate is as follows:

(Percent of income before taxes)	2016	2015	2014
U.S. federal statutory tax rate	35.0%	35.0%	35.0%
State taxes, net of federal benefit	1.2	1.1	.7
Income from equity affiliates	(3.3)	(4.0)	(5.4)
Foreign tax differentials	(6.6)	(5.9)	(8.6)
U.S. taxes on foreign earnings	(3.1)	(2.1)	(2.6)
Domestic production activities	(.8)	(1.0)	(1.0)
Non-deductible goodwill impairment charge	—	—	11.4
Non-U.S. subsidiary tax election	—	—	(5.4)
Business separation costs	4.2	.2	—
Other(A)	1.2	.4	3.1
Effective Tax Rate	27.8%	23.7%	27.2%
(A) Other includes the impact of Chilean tax rate changes of 1.5% in 2014.

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The significant components of deferred tax assets and liabilities are as follows:

30 September	2016	2015
Gross Deferred Tax Assets
Retirement benefits and compensation accruals	$527.6	$465.7
Tax loss carryforwards	101.1	123.7
Tax credits and other tax carryforwards	56.0	43.8
Reserves and accruals	74.9	63.6
Partnership and other investments	5.8	7.6
Other	19.3	32.7
Valuation allowance	(165.1)	(112.4)
Deferred Tax Assets	619.6	624.7
Gross Deferred Tax Liabilities
Plant and equipment	985.1	1,066.7
Currency gains	46.8	61.8
Unremitted earnings of foreign entities	5.4	58.4
Intangible assets	91.0	87.9
Other	16.7	2.2
Deferred Tax Liabilities	1,145.0	1,277.0
Net Deferred Income Tax Liability	$525.4	$652.3

Schedule Of Deferred Tax Assets And Liabilities Included In Consolidated Financial Statements [Table Text Block]
Deferred tax assets and liabilities are included within the consolidated financial statements as follows:

	2016	2015
Deferred Tax Assets
Other noncurrent assets	$185.0	$75.3
Deferred Tax Liabilities
Deferred income taxes	710.4	727.6
Net Deferred Income Tax Liability	$525.4	$652.3

Summary of Income Tax Contingencies [Table Text Block]
A reconciliation of the beginning and ending amount of the unrecognized tax benefits is as follows:

Unrecognized Tax Benefits	2016	2015	2014
Balance at beginning of year	$83.8	$93.1	$102.3
Additions for tax positions of the current year	12.5	4.7	6.2
Additions for tax positions of prior years	2.9	3.0	3.9
Reductions for tax positions of prior years	—	(2.2)	(9.7)
Settlements	(5.6)	(.6)	—
Statute of limitations expiration	(2.9)	(8.3)	(9.6)
Foreign currency translation	(.5)	(5.9)	—
Balance at End of Year	$90.2	$83.8	$93.1

Summary of Income Tax Examinations [Table Text Block]
We generally remain subject to examination in the following major tax jurisdictions for the years indicated below:

Major Tax Jurisdiction	Open Tax Years
North America
United States	2011-2016
Canada	2012-2016
Europe
France	2013-2016
Germany	2011-2016
Netherlands	2011-2016
Spain	2011-2016
United Kingdom	2013-2016
Asia
China	2010-2016
South Korea	2010-2016
Taiwan	2011-2016
Latin America
Chile	2013-2016